Schedule of Valuation Allowance (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Deferred tax asset from net operating loss and carry-forwards	$ 9,032,129	$ 9,032,129	$ 9,032,129	$ 9,032,129
Valuation allowance	(9,032,129)	(9,032,129)	(9,032,129)	(9,032,129)
Deferred tax asset, net